Long-term debt - Commercial Interest Reference Rate (CIRR) Credit Facilities (Details)	1 Months Ended
	Jul. 31, 2008 USD ($)	Jun. 30, 2008 NOK	Apr. 30, 2008 NOK	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK
Debt Instrument [Line Items]
Debt outstanding | $				$ 10,661,000,000		$ 12,620,000,000
Commercial Interest Reference Rate Term Loan 1
Debt Instrument [Line Items]
Debt, face amount			NOK 850,000,000
Fixed interest rate			4.56%
Maturity of debt			8 years
Debt outstanding				11,000,000	NOK 100,000,000	27,000,000
Commercial Interest Reference Rate Term Loan 2
Debt Instrument [Line Items]
Debt, face amount		NOK 904,000,000
Fixed interest rate		4.15%
Maturity of debt		8 years
Debt outstanding				12,000,000		29,000,000	NOK 106,000,000
Commercial Interest Reference Rate Term Loan 3
Debt Instrument [Line Items]
Debt, face amount | $	$ 1,011,000,000
Fixed interest rate	4.15%
Maturity of debt	12 years
Debt outstanding				$ 53,000,000	421,000,000	$ 68,000,000
Other credit facilities with corresponding restricted cash deposit
Debt Instrument [Line Items]
Debt outstanding					NOK 627,000,000